Leases - Schedule of ROU Assets and Lease Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets:
Operating lease ROU assets, net	$ 666,529	$ 935,246	$ 1,267,121
Liabilities:
Operating lease liabilities, current	441,634	405,678	361,305
Operating lease liabilities	321,270	656,955	1,062,633
Lease, liability	$ 762,904	$ 1,062,633	$ 1,423,938